Note 14 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
14.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of:

	December 31,
	2014	2015
Technology infrastructure	$9,842,789	$10,638,276
Computer equipment	1,995,876	2,163,506
Furniture, fixtures and equipment	4,052,425	3,800,591
Motor vehicle	929,340	875,729
Leasehold improvements	4,610,488	4,931,813
	21,430,918	22,409,915
Less: accumulated depreciation	(16,567,969)	(16,620,381)
	$4,862,949	$5,789,534

Depreciation expense for the years ended December 31, 2013, 2014 and 2015 were $1,732,035, $1,524,655 and $1,364,048, respectively.